Revenues (Tables)	12 Months Ended
Jun. 30, 2020
Revenues [Abstract]
Schedule of revenues

	06.30.20	06.30.19	06.30.18
Base rent	5,085,838	6,321,213	6,606,357
Contingent rent	1,463,321	1,759,756	1,839,028
Admission rights	899,040	1,050,071	1,173,146
Parking fees	296,402	482,921	602,001
Averaging of scheduled rent escalation	162,635	379,515	90,262
Commissions	172,314	247,291	379,749
Property management fees	115,310	135,272	167,520
Others	60,596	426,273	64,032
Total revenues from rentals and services	8,255,456	10,802,312	10,922,095
Sale of trading properties	307,499	24,094	259,218
Total revenues from sale of properties	307,499	24,094	259,218
Total revenues from sales, rentals and services	8,562,955	10,826,406	11,181,313
Expenses and collective promotion fund	3,109,382	3,709,732	4,389,642
Total revenues from expenses and collective promotion funds	3,109,382	3,709,732	4,389,642
Total revenues	11,672,337	14,536,138	15,570,955